Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes	Income Taxes
a) Tax rate reconciliation to the Canadian statutory income tax rate

(CAD$ in millions)	2022	2021
Profit from continuing operations before taxes	$6,565	$4,688
Loss from discontinued operations before taxes	(956)	(156)
Profit for the year from continuing and discontinued operations before taxes	$5,609	$4,532

Tax expense at the Canadian statutory income tax rate of 26.53% (2021 – 26.54%)	$1,488	$1,203
Tax effect of:
Resource taxes	670	426
Resource and depletion allowances	(96)	(61)
Non-deductible expenses (non-taxable income)	74	69
Tax pools not recognized (recognition of previously unrecognized tax pools)	5	(56)
Difference in tax rates in foreign jurisdictions	76	75
Revisions to prior year estimates	15	(14)
Non-controlling interests	(21)	(15)
Effect from sale of Fort Hills	83	—
Other	17	(10)
Total income taxes from continuing and discontinued operations	$2,311	$1,617

Represented by:
Current income taxes	1,413	978
Deferred income taxes	898	639
Total income taxes from continuing and discontinued operations	$2,311	$1,617

Provision for income taxes from continuing operations	2,495	1,518
Provision for (recovery of) income taxes from discontinued operations	(184)	99
Total income taxes from continuing and discontinued operations	$2,311	$1,617

Current income taxes are accrued and paid in all jurisdictions in which we operate.
22.    Income Taxes (continued)

b) Continuity of deferred tax assets and liabilities

(CAD$ in millions)	January 1, 2022	Through Profit (Loss)	Through OCI	Transfer	December 31, 2022
Net operating loss and capital loss carryforwards	$141	$(98)	$5	$—	$48
Property, plant and equipment	(180)	15	—	—	(165)
Decommissioning and restoration provisions	190	(35)	—	—	155
Other timing differences (TDs)	10	51	(24)	—	37
Deferred income tax assets	$161	$(67)	$(19)	$—	$75
Net operating loss and capital loss carryforwards	$(532)	$93	$(19)	$—	$(458)
Property, plant and equipment	7,546	(333)	89	(68)	7,234
Decommissioning and restoration provisions	(1,050)	261	(14)	—	(803)
Unrealized foreign exchange	(85)	3	(9)	—	(91)
Withholding taxes	100	27	6	—	133
Inventories	156	(9)	1	—	148
Partnership income deferral and other TDs	(162)	789	(12)	—	615
Deferred income tax liabilities	$5,973	$831	$42	$(68)	$6,778

The transfer column refers to deferred tax assets and deferred tax liabilities related to assets held for sale (Note 5).

(CAD$ in millions)	January 1, 2021	Through Profit (Loss)	Through OCI	December 31, 2021
Net operating loss and capital loss carryforwards	$247	$(106)	$—	$141
Property, plant and equipment	(168)	(12)	—	(180)
Decommissioning and restoration provisions	158	32	—	190
Other temporary differences	34	(19)	(5)	10
Deferred income tax assets	$271	$(105)	$(5)	$161
Net operating loss and capital loss carryforwards	$(1,038)	$503	$3	$(532)
Property, plant and equipment	7,369	176	1	7,546
Decommissioning and restoration provisions	(962)	(86)	(2)	(1,050)
Unrealized foreign exchange	(88)	1	2	(85)
Withholding taxes	95	6	(1)	100
Inventories	110	47	(1)	156
Other temporary differences	(103)	(113)	54	(162)
Deferred income tax liabilities	$5,383	$534	$56	$5,973
22.    Income Taxes (continued)

c) Deferred Tax Assets and Liabilities Not Recognized

We have not recognized $299 million (2021 – $293 million) of deferred tax assets associated with unused tax credits and tax pools in entities and jurisdictions that do not have established sources of taxable income.

Deferred tax liabilities of approximately $858 million (2021 – $803 million) have not been recognized on the unremitted foreign earnings associated with investments in subsidiaries and interests in joint arrangements where we control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

d) Loss Carryforwards

At December 31, 2022, we had $166 million Canadian net operating loss carryforwards (2021 – $1.16 billion) and $1.22 billion (2021 – $972 million) of Chilean net operating losses, which have an indefinite carryforward period. The deferred tax benefit of these pools has been recognized.

e) Scope of Antamina’s Peruvian Tax Stability Agreement

The Peruvian tax authority, La Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT), issued income tax assessments for the 2013 to 2016 taxation years to Antamina (our joint operation in which we own a 22.5% share), denying accelerated depreciation claimed by Antamina in respect of a mill expansion and other assets, on the basis that the expansion was not covered by Antamina’s tax stability agreement. Antamina objected to the assessments, but lost its administrative appeal with SUNAT. In 2022, the Peruvian Tax Court issued its ruling in favour of SUNAT on this matter for the 2013 taxation year and rejected Antamina’s request for a full waiver of the associated penalties and interest for that year.

Antamina is continuing to pursue the matter in the Peruvian Judiciary Courts. The denial of accelerated depreciation claimed is a timing issue in our tax provision, which we have already recorded in a prior year. In light of the recent Peruvian Tax Court ruling, we have expensed our share of previously paid interest and penalties for the 2013 to 2016 years as reflected in finance expense and other non-operating expense.